Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 569	$ 772
Provision for expected credit losses	0	0
Total net value of trade receivables	$ 569	$ 772